UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23358

 NAME OF REGISTRANT:                     Angel Oak Financial Strategies
                                         Income Term Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3344 Peachtree Rd. NE, Suite
                                         1725
                                         Atlanta, GA 30326

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dory S. Black
                                         c/o Angel Oak Capital Advisors,
                                         LLC
                                         3344 Peachtree Rd. NE, Suite
                                         1725
                                         Atlanta, GA 30326

 REGISTRANT'S TELEPHONE NUMBER:          404-953-4900

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

Angel Oak Financial Strategies Income Term Trust
--------------------------------------------------------------------------------------------------------------------------
 AGNC INVESTMENT CORP.                                                                       Agenda Number:  935560056
--------------------------------------------------------------------------------------------------------------------------
        Security:  00123Q104
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2022
          Ticker:  AGNC
            ISIN:  US00123Q1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Donna J. Blank                      Mgmt          For                            For

1B.    Election of Director: Morris A. Davis                     Mgmt          For                            For

1C.    Election of Director: Peter J. Federico                   Mgmt          For                            For

1D.    Election of Director: John D. Fisk                        Mgmt          For                            For

1E.    Election of Director: Andrew A. Johnson,                  Mgmt          For                            For
       Jr.

1F.    Election of Director: Gary D. Kain                        Mgmt          For                            For

1G.    Election of Director: Prue B. Larocca                     Mgmt          For                            For

1H.    Election of Director: Paul E. Mullings                    Mgmt          For                            For

1I.    Election of Director: Frances R. Spark                    Mgmt          For                            For

2.     Advisory vote to approve the compensation                 Mgmt          For                            For
       of our named executive officers.

3.     Ratification of appointment of Ernst &                    Mgmt          For                            For
       Young LLP as our independent public
       accountant for the year ending December 31,
       2022.

4A.    Approve amendment to our Amended and                      Mgmt          For                            For
       Restated Certificate of Incorporation
       eliminating supermajority voting
       requirements for stockholders to: amend
       certain provisions of our Amended and
       Restated Certificate of Incorporation.

4B.    Approve amendment to our Amended and                      Mgmt          For                            For
       Restated Certificate of Incorporation
       eliminating supermajority voting
       requirements for stockholders to: amend our
       Fourth Amended and Restated Bylaws.

4C.    Approve amendment to our Amended and                      Mgmt          For                            For
       Restated Certificate of Incorporation
       eliminating supermajority voting
       requirements for stockholders to: remove
       directors.




--------------------------------------------------------------------------------------------------------------------------
 ANNALY CAPITAL MANAGEMENT, INC.                                                             Agenda Number:  935579536
--------------------------------------------------------------------------------------------------------------------------
        Security:  035710409
    Meeting Type:  Annual
    Meeting Date:  18-May-2022
          Ticker:  NLY
            ISIN:  US0357104092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Francine J. Bovich                  Mgmt          For                            For

1B.    Election of Director: Wellington J. Denahan               Mgmt          For                            For

1C.    Election of Director: Katie Beirne Fallon                 Mgmt          For                            For

1D.    Election of Director: David L. Finkelstein                Mgmt          For                            For

1E.    Election of Director: Thomas Hamilton                     Mgmt          For                            For

1F.    Election of Director: Kathy Hopinkah Hannan               Mgmt          For                            For

1G.    Election of Director: Michael Haylon                      Mgmt          For                            For

1H.    Election of Director: Eric A. Reeves                      Mgmt          For                            For

1I.    Election of Director: John H. Schaefer                    Mgmt          For                            For

1J.    Election of Director: Glenn A. Votek                      Mgmt          For                            For

1K.    Election of Director: Vicki Williams                      Mgmt          For                            For

2.     Advisory approval of the Company's                        Mgmt          For                            For
       executive compensation.

3.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as our independent registered
       public accounting firm for the fiscal year
       ending December 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 ELLINGTON FINANCIAL INC.                                                                    Agenda Number:  935582925
--------------------------------------------------------------------------------------------------------------------------
        Security:  28852N109
    Meeting Type:  Annual
    Meeting Date:  17-May-2022
          Ticker:  EFC
            ISIN:  US28852N1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Stephen J. Dannhauser                                     Mgmt          For                            For
       Lisa Mumford                                              Mgmt          For                            For
       Laurence Penn                                             Mgmt          For                            For
       Edward Resendez                                           Mgmt          For                            For
       Ronald I. Simon, Ph.D.                                    Mgmt          For                            For

2.     The approval, on an advisory basis, of the                Mgmt          For                            For
       compensation of the named executive
       officers.

3.     The ratification of PricewaterhouseCoopers                Mgmt          For                            For
       LLP as the independent registered public
       accounting firm for the year ending
       December 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 NEW RESIDENTIAL INVESTMENT CORP.                                                            Agenda Number:  935606220
--------------------------------------------------------------------------------------------------------------------------
        Security:  64828T201
    Meeting Type:  Annual
    Meeting Date:  26-May-2022
          Ticker:  NRZ
            ISIN:  US64828T2015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert J. McGinnis                                        Mgmt          For                            For
       Andrew Sloves                                             Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as independent registered public
       accounting firm for New Residential
       Investment Corp. for fiscal year 2022.




--------------------------------------------------------------------------------------------------------------------------
 PENNYMAC MORTGAGE INVESTMENT TRUST                                                          Agenda Number:  935613643
--------------------------------------------------------------------------------------------------------------------------
        Security:  70931T103
    Meeting Type:  Annual
    Meeting Date:  01-Jun-2022
          Ticker:  PMT
            ISIN:  US70931T1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class I Trustee for a term                    Mgmt          For                            For
       expiring at the 2025 Annual Meeting: Scott
       W. Carnahan

1b.    Election of Class I Trustee for a term                    Mgmt          For                            For
       expiring at the 2025 Annual Meeting: Renee
       R. Schultz

1c.    Election of Class I Trustee for a term                    Mgmt          For                            For
       expiring at the 2025 Annual Meeting:
       Marianne Sullivan

2.     To ratify the appointment of our                          Mgmt          For                            For
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2022.

3.     To approve, by non-binding vote, our                      Mgmt          For                            For
       executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 REDWOOD TRUST, INC.                                                                         Agenda Number:  935591544
--------------------------------------------------------------------------------------------------------------------------
        Security:  758075402
    Meeting Type:  Annual
    Meeting Date:  24-May-2022
          Ticker:  RWT
            ISIN:  US7580754023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Greg H. Kubicek                     Mgmt          For                            For

1.2    Election of Director: Christopher J. Abate                Mgmt          For                            For

1.3    Election of Director: Armando Falcon                      Mgmt          For                            For

1.4    Election of Director: Douglas B. Hansen                   Mgmt          For                            For

1.5    Election of Director: Debora D. Horvath                   Mgmt          For                            For

1.6    Election of Director: George W. Madison                   Mgmt          For                            For

1.7    Election of Director: Georganne C. Proctor                Mgmt          For                            For

1.8    Election of Director: Dashiell I. Robinson                Mgmt          For                            For

1.9    Election of Director: Faith A. Schwartz                   Mgmt          For                            For

2.     Ratification of the appointment of Grant                  Mgmt          For                            For
       Thornton LLP as the Company's independent
       registered public accounting firm for 2022.

3.     Non-binding advisory resolution to approve                Mgmt          For                            For
       named executive officer compensation.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Angel Oak Financial Strategies Income Term Trust
By (Signature)       /s/ Dory S Black
Name                 Dory S Black
Title                Principal Executive Officer
Date                 08/17/2022